UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21748

Bread & Butter Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Address of Principal Executive Offices)  (Zip Code)

James B. Potkul, Potkul Capital Management LLC
3633 Hill Rd. 3rd Flr., Parsippany, NJ  07054
(Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code:  973-331-1000

Date of fiscal year end:    December 31

Date of reporting period:   March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.




BREAD & BUTTER FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2008 (Unaudited)


                               Shares   Historical Cost      Value
                               ------   ---------------      ------
COMMON STOCKS - 64.89 %


Diversified Holding Cos. - 7.55 %
--------------------------------
  Berkshire Hathaway Cl B*          8       23,466            35,783
  Loews Corp.                   1,250       51,902            50,275
                                           --------          --------
                                            75,368            86,058

Consumer Products    -  2.22 %
-------------------------------
  Phillip Morris International    500       24,789            25,290
                                           --------          --------
                                            24,789            25,290

Energy   - 21.84 %
------------------
  ConocoPhillips                  550       32,619            41,915
  El Paso Corporation           2,090       23,124            34,778
  EnCana Corp.                    800       52,994            60,600
  Pioneer Drilling Co.*         7,000       80,799           111,510
                                           --------          --------
                                           189,536           248,803

Financials - 4.58 %
-------------------
  Mitsubishi UFJ Financial ADRF 6,000       65,075            52,200
                                           --------          --------
                                            65,075            52,200



Healthcare-Pharmaceutical - 4.41 %
----------------------
  Pfizer Incorporated           2,400       50,588            50,232
                                           --------          --------
                                            50,588            50,232


Insurance  - 8.81 %
-------------------
  Mercer Insurance Group        3,000       54,042            52,170
  Montpelier RE Holdings        3,000       49,414            48,150
                                           --------          --------
                                           103,456           100,320



Media/Entertainment - 8.66 %
----------------------------
  News Corp. Ltd. B             1,500       23,785            28,560
  Time Warner Inc.              5,000       91,646            70,100
                                           ---------         --------
                                           115,431            98,660

Real Estate (REITs) - 4.05 %
----------------------------
  Sun Communities Inc.          1,500       34,994            30,750
  Origen Financial Inc.        13,000       66,806            15,340
                                           --------          --------
                                           101,800            46,090

Retail       -      2.77 %
---------------------------
  Walmart Stores Inc.             600       25,750            31,608
                                           --------          --------
                                            25,750            31,608



TOTAL COMMON STOCKS                        751,793           739,261
                                           --------          --------


SHORT-TERM INVESTMENTS - 36.49 %
--------------------------------
   Schwab Treasury MM         415,678      415,678           415,678
                                           --------          --------



TOTAL SHORT-TERM INVESTMENTS               415,678           415,678
                                           --------          --------

TOTAL INVESTMENTS    101.38%            $1,167,471         1,154,939
                                        ===========

OTHER ASSETS AND LIABILITIES - (1.38%)                       (15,681)
                                                             --------

NET ASSETS - 100.00%                                      $1,139,258
                                                          ============



*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.





Notes to Financial Statements

Bread & Butter Fund, Inc.

1. Security Transactions

At March 31, 2008, the net unrealized depreciation on investment, based on cost for federal income tax purposes of $1,167,471 amounted to ($12,532) which consisted of aggregate gross unrealized appreciation of $82,718 and aggregate gross unrealized depreciation of ($95,250).

ITEM 2. CONTROLS AND PROCEDURES.
(a)EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded,processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management,including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bread & Butter Fund, Inc.

By /s/  James B. Potkul
____________________________
        James B. Potkul
           President

Date:  May 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul
_______________________________
       James B. Potkul
       Principal Financial Officer

Date:  May 2, 2008